INCOME TAXES - Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Statutory income tax rate	16.40%	6.40%	26.50%
International operations subject to different tax rates	(3.60%)	(11.10%)	15.90%
Other	(0.70%)	0.00%	(13.00%)
Effective income tax rate	12.10%	(4.70%)	29.40%